Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Trade accounts payable	$ 3,474	$ 5,474
Employee-related accruals	3,744	2,719
Interest payable (note 11)	45	291
Other accrued liabilities	3,225	4,573
Total	$ 10,488	$ 13,057